LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
21. LOANS AND FINANCING, DEBENTURES, LEASES AND OTHER CREDITORS
21.a. Accounting policy
These are financial liabilities measured initially and recognized by fair value, net of costs incurred to obtain them and subsequently measured by amortized cost (plus pro-rata charges and interest), considering the effective interest rate of each operation, or by fair value through profit or loss.
Borrowing costs directly related to the acquisition, construction or production of an asset that necessarily requires more than 18 months to be completed for use or sale purposes are capitalized as part of the cost of the corresponding asset. The Company did not capitalize borrowing and financing costs and debentures due to the absence of qualifying assets.
Leases
On the lease start date, the Company and its subsidiaries recognize lease liabilities measured at the present value of lease payments to be made during the lease term. Lease payments substantially include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or rate, and amounts expected to be paid under residual value guarantees. Lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and its subsidiaries and payments of fines for termination of the lease, for termination of the lease agreement.
When calculating the present value of lease payments, the Company and its subsidiaries use their nominal incremental borrowing rate on the start date because the interest rate implicit in the lease is not easily determinable. After the commencement date, the amount of the lease liability is increased to reflect accrued interest and reduced for lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in lease payments (for example, changes in future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the valuation of an option to call the underlying asset.
The present value of lease agreements is measured by discounting future fixed payment flows, which do not include projected inflation, at market interest rates, estimated using the Company's intrinsic risk spread.
The discount yield curves used are constructed based on observable data. Market interest rates were extracted from B3, and the Company's risk spread is estimated from debt securities issued by companies with comparable risk. The final discount curve reflects the Company's incremental loan interest rate.
21.b. Critical estimates and judgments – Leases
Determining the lease term of contracts that have renewal or termination option clauses. The Company and its subsidiaries determine the lease term as the non-cancellable contractual term, together with the periods included in a possible renewal option to the extent that such renewal is assessed as reasonably certain and with periods covered by an option to terminate the contract at to the extent that it is also assessed as reasonably certain. The Company and its subsidiaries have several lease agreements that include renewal and termination options.
The Company and its subsidiaries apply judgment when assessing whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. In this assessment, it considers all relevant factors that create an economic incentive to exercise renewal or termination. After the initial measurement, the Company and its subsidiaries reassess the lease term if there is a significant event or change in circumstances that is within their control and will affect their ability to exercise or not exercise the option to renew or terminate (for example, carrying out significant improvements or customizations to the leased asset).
The Company and its subsidiaries are not able to readily determine the interest rate implicit in the lease. Accordingly, this assessment requires Management to consider estimates when observable rates are not available or when they need to be adjusted to reflect the terms and conditions of a lease. The Company and its subsidiaries estimate the incremental rate using observable data (such as market interest rates), when available, and considers in this estimate aspects that are specific to the Company and its subsidiaries.
21.c. Breakdown

	12.31.2025			12.31.2024
	Current	Non-current	Total	Current	Non-current	Total
Leases (c.1)	4,883,176	10,549,678	15,432,854	4,520,626	10,725,980	15,246,606

Debentures (c.2)	161,453	2,905,512	3,066,965	1,695,214	2,000,000	3,695,214

Loans and financing (c.3)	304,235	1,542,627	1,846,862	232,118	1,572,592	1,804,710
5G Licences (c.3.1)	68,932	965,032	1,033,964	62,811	942,159	1,004,970
Liabilities for the acquisition of a company (c.3.2)	42,251	234,048	276,299	26,182	207,167	233,349
Tax Refinancing and Amnesty Program (c.3.3)	158,295	247,010	405,305	130,563	313,799	444,362
Financial institutions (c.3.4)	2,200	1,474	3,674	2,386	2,500	4,886
Other creditors (c.3.5)	32,557	95,063	127,620	10,176	106,967	117,143
Total	5,348,864	14,997,817	20,346,681	6,447,958	14,298,572	20,746,530
All liabilities shown in the table above were contracted in national currency (R$), except for the loan agreement entered into on September 26, 2024, between the Company's subsidiary - CloudCo Brasil and Telefónica Cybersecurity & Cloud Tech (a Telefónica Group company), which was contracted in foreign currency (euros).
21.c.1. Leases
The Company and its subsidiaries have contracts classified as leases, referring to: (i) rental of structures (towers and rooftops), resulting from sale and leaseback operations; (ii) rental of sites built in the Built to Suit (“BTS”) for the installation of antennas and other equipment and for transmission; (iii) rental of computer equipment; and (iv) rental of infrastructure and transmission means; offices, shops and commercial properties.
The weighted annual interest rate on lease contracts on December 31, 2025, is 12.92%, with an average maturity of 4.86 years (12.17% and 5.12 years on December 31, 2024, respectively).
The balances of the lease payables are as follows:

	12.31.2025	12.31.2024
Nominal value payable	20,692,942	20,401,868
Unrealized financial expenses	(5,260,088)	(5,155,262)
Present value payable	15,432,854	15,246,606

Current	4,883,176	4,520,626
Non-current	10,549,678	10,725,980
21.c.2. Debentures
On July 14, 2022, the Company completed the full payment of the 7th issuance of simple debentures, not convertible into shares, of the unsecured type, in 2 series. 3,500,000 debentures were issued with a nominal unit value of R$1,000.00 (one thousand reais), for a total nominal value of R$3,500,000, and the settlement of the respective public offering with restricted efforts was completed, being: (i) 1st series, with a nominal value of R$1,500,000, has a remuneration of CDI + 1.12% p.a. Interest was paid in semi-annual installments starting on January 12, 2023, and the principal at maturity, on July 12, 2025; and (ii) 2nd series, with a face value of R$2,000,000, has a remuneration of CDI + 1.35% p.a. Interest is being paid in semi-annual installments starting on January 12, 2023, and the principal will be paid at maturity on July 12, 2027.
The debentures have a sustainability component (Debentures linked to Environmental, Social and Corporate Governance (“ESG”) performance), which allows them to be classified as “Sustainability-linked”, under the terms required by the International Capital Market Association in the Sustainability-Linked Bond Principles, June 2020 version.
The debentures are subject to early maturity events, standard for this type of offering, as set forth in clause 6.30 of "Early Maturity" of the Issuance Deed ("Deed"), automatically or not, such as: (i) failure by the Company to comply with any pecuniary or non-pecuniary obligation relating to the debentures and/or provided for in the Deed, not remedied within the periods provided for in the Deed; (ii) liquidation, dissolution or extinction of the Company as provided for in the Deed; (iii) spin-off, merger, incorporation, share incorporation or any form of corporate reorganization involving the Company, as provided for in the Deed; (iv) early maturity of any debts and/or financial obligations of the Company within the scope of the financial market and capital market operations, local or international, under the terms provided for in the Deed; (v) to distribute and/or pay dividends, interest on equity, or make any other payments to its shareholders if the Company is in default on any of its pecuniary obligations relating to the debentures; (vi) transfer, by the Company, in any form, assignment or promise of assignment to third parties, of the rights and obligations acquired or assumed in the documents relating to the debentures; (vii) reduction of the Company's share capital, as provided for in article 174, paragraph 3, of the Brazilian Corporations Law, except if for (a) absorption of losses or (b) distribution of resources to the Company's shareholders, up to a limit of 15% of the Company's share capital, individually or in aggregate, on the date of signing the Deed of Issuance; and (viii) disposal of, or creation of liens or encumbrances on, relevant operating assets of the Company, provided that they represent, individually or in aggregate, 15% or more of the Company's total assets, based on the Periodic Financial Statements immediately preceding the date of the event.
Failure to comply with any of the above covenants could result in default under the debenture indenture, which would have a material adverse effect on the Company's financial condition. These clauses are strictly monitored by the Company, aiming to ensure compliance with contractual obligations and guarantee the continuity of the debenture and maintenance of the Company's financial situation.
On December 31, 2025 and 2024, all applicable covenants had been complied with by the Company.
On April 15, 2024, FiBrasil issued a single series of simple debentures in the amount of R$865,000, not convertible into shares, of an unsecured nature, under the terms of the Issuance Deed and article 58 of the Brazilian Corporations Law, and without any additional real or personal guarantee. 865,000 debentures were issued with a nominal unit value of R$1,000.00 (one thousand reais). The total term of the debentures is 10 years, maturing in April 2034, with the nominal value subject to monetary correction by the Broad National Consumer Price Index (“IPCA”). The payments of the updated amounts will be made in 5 consecutive annual installments, starting in April 2030 and ending in April 2034.
The interest on the debentures will accrue at a rate of 7.36% per year, calculated on a basis of 252 business days, on the updated nominal value of the debentures, adjusted for inflation (IPCA). Interest payments will be made semi-annually, in April and October of each year, with the first payment in October 2024 and the last payment on the maturity date of the debentures, in April 2034.
Regarding the covenants, as per the deed of this issuance, the financial indicator Net Debt/EBITDA must be less than or equal to 3.5x.
On December 31, 2025, the applicable covenants have been met by FiBrasil.
21.c.3. Loans and financing
21.c.3.1. 5G licenses
On December 3, 2021, Term authorizations were signed with ANATEL from its auctions for the implementation of 5G technology, the Company having presented successful bids. These authorizations are valid for 20 years associated with authorizations for the provision of SMP, renewable successively, for consideration, under the terms of Law No. 9,472/1997.
These amounts are being updated by the reference rate of the Special Settlement and Custody System (“SELIC“) (14.33% and 10.88% in 2025 and 2024, respectively).
These Terms are guaranteed by insurance contracts.
21.c.3.2. Liabilities for the acquisition of a company
These refer to liabilities arising from the acquisitions of Vita IT, Vale Saúde Sempre, IPNET, Samauma and CyberCo Brasi, described below, whose balances were R$276,299 and R$233,349 as of December 31, 2025 and 2024.
Acquisition of Vita IT by TIS
The total consideration transferred for the acquisition in 2022 of Vita IT by TIS, an indirect subsidiary of the Company, was R$110,220, adjusted by the IPCA from the transaction date until the actual payment. Of this amount, R$42,000 was paid in cash upon completion of the transaction and the remainder will be paid in accordance with contractual clauses. The balances on December 31, 2025 and 2024 were R$40,463 and R$63,579, respectively.
Acquisition of Vale Saúde Sempre by POP
The total consideration transferred for the acquisition of Vale Saúde Sempre by POP in 2023, including price adjustments agreed between the parties, was R$62,033, updated by the variation in the DI rate between the transaction date and the respective payment. Of this amount, R$37,029 was paid in cash upon completion of the transaction, and the remainder is being paid according to contractual clauses. The balances as of December 31, 2025 and 2024 were R$4,090 and R$3,578, respectively.
Acquisition of IPNET by CloudCo
The total consideration transferred for the acquisition of IPNET by CloudCo Brasil in 2024, including the price adjustments agreed between the parties, was R$223,799, updated by the variation in the IPCA/SELIC rate that occurred between the date of the transaction and the respective payment. Of this amount, R$60,007 was paid in cash upon completion of the transaction and the remainder will be paid in accordance with contractual clauses. The balance on December 31, 2025 and 2024 was R$170,626 and R$166,192, respectively.
Acquisition of Samauma by Terra
The total consideration amount for the acquisition of Samauma by Terra Networks in 2025, including the price adjustments agreed upon by the parties, is up to R$66,451, subject to adjustment based on the variation of the DI rate between the closing date of the transaction and 10 days prior to the actual payment. Of this amount, R$22,000 was paid upfront at the time of the transaction’s closing, and in August 2025 an installment of R$4,655 was paid. The remaining balance will be paid in accordance with contractual clauses. The outstanding balance as of December 31, 2025, was R$44,629.
Acquisition of CyberCo Brasil by TIS
The total consideration for the acquisition of CyberCo Brasil by TIS in 2025, including price adjustments agreed between the parties, is up to R$232,000. Of this amount, R$212,000 was paid in cash upon completion of the transaction. The remainder will be paid according to contractual clauses. The balance as of December 31, 2025, was R$16,491.
21.c.3.3. Tax amnesty program
As described in note 20.c), during fiscal years 2025 and 2024, the Company participated in Amnesty Programs for ICMS-related processes, financing the remaining balances of these participations as follows:
The balances were R$405,305 and R$444,362 in December 31, 2025 and 2024 , respectively.
In 2025:
State of Rio Grande do Sul: remaining installment of R$73,593, in 18 installments adjusted by the SELIC rate. The balance as of December 31, 2025 was R$38,522.
State of Minas Gerais: relating to electricity bills totaling R$54,646. To join this installment system, a payment of R$2,732 was made, and the remaining balance of R$51,913 would be paid in monthly installments adjusted by the Selic rate, with the final installment due in February 2026. In June 2025, the Company joined a Refis (tax amnesty program) for this installment plan, with an initial balance of R$35,320 and a down payment of R$2,943. The balance as of December 31, 2025, was R$16,437.
In 2024:
States of São Paulo and Paraná: the remaining installment of R$484,654 was classified as financing, which will be partially paid off with the offsetting of a judicial deposit (only for the State of São Paulo), and the remainder will be paid in up to 60 installments adjusted by the SELIC rate. The balances as of December 31, 2025 and 2024 were R$350,346 and R$444,262, respectively.
21.c.3.4. Financial institutions
These refer to loans from financial institutions resulting from business combinations (IPNET and Samauma), described below, whose balances were R$3,674 and R$4,886 as of December 31, 2025 and 2024, respectively.
IPNET, a company acquired by CloudCo Brasil in 2024, has a bank loan with Caixa Econômica Federal, with a remuneration of CDI + 2.92% per year. Interest and principal are paid in monthly installments, with the final installment due on July 17, 2026.The balances as of December 31, 2025 and 2024 were R$1,761 and R$4,886, respectively.
Samauma, a company acquired by Terra Networks in 2025, has bank loans with financial institutions at fixed rates. The balance as of December 31, 2025 was R$1,913.
21.c.3.5. Other creditors
They include information on transactions for the subscription of senior shares in the Vivo Money FIDCs, the loan agreement of the subsidiary CloudCo Brasil and Desenrola Program, described below, whose balances on December 31, 2025 and 2024 were R$127,620 and R$117,143, respectively.
Subscriptions for senior quotas in Vivo Pay FIDCs
In 2025 and 2024, contributions were made to the Vivo Pay FIDCs through the subscription of senior quotas, totaling R$20,000 and R$38,093 on December 31, 2025 and 2024, respectively.
These contributions mature on July 31, 2028, with a return of 100% of the CDI rate, a 252-day term, a spread of 3.75% p.a., and principal amortization starting on August 31, 2025.
The balances were R$78,323 and R$68,118 on December 31, 2025 and 2024, respectively.
Loan agreement between CloudCo Brasil and Telefónica Cybersecurity & Cloud Tech (“TCCT”)
On September 26, 2024, the Company's subsidiary - CloudCo Brasil and TCCT (a Telefónica Group member company), entered into a loan agreement in the amount of €7,394 thousand (equivalent to R$44,991, principal amount), providing CloudCo Brasil with the financial capacity to meet its obligations for the acquisition of IPNET.
The principal amount will be adjusted daily, until the date of effective settlement, by the Euribor 6M rate + 240 bps per year, from the date the principal is made available until the date of its effective payment (“interest”). Interest will be paid semi-annually starting on March 27, 2025 and the principal will be paid on September 27, 2027.
To mitigate risk exposure, a swap was contracted exchanging the exchange rate risk and fixed interest for CDI + 1.795% p.a.
The balances were R$49,297 and R$49,025 on December 31, 2025 and 2024, respectively.
Desenrola Program
The Company joined the Desenrola Program in order to renegotiate regulatory debts totaling R$173,796. This balance will be paid in monthly installments, adjusted at a rate of 1.43% per month, with full payment due in the third quarter of 2025.
21.d. Repayment schedule

			Loans and financing
Year	Leases	Debentures	5G Licences	Liabilities for the acquisition of a company	Refinancing and Amnesty Program	Financial institutions	Other creditors	Total
2027	3,430,426	2,000,000	68,931	69,205	102,445	1,474	77,931	5,750,412
2028	2,681,027	—	68,931	36,816	102,159	—	17,132	2,906,065
2029	1,977,772	—	68,931	92,500	42,406	—	—	2,181,609
2030	1,111,681	181,102	68,931	35,527	—	—	—	1,397,241
2031 onwards	1,348,772	724,410	689,308	—	—	—	—	2,762,490
Total	10,549,678	2,905,512	965,032	234,048	247,010	1,474	95,063	14,997,817
21.e. Changes

			Loans and financing
	Leases	Debentures	5G Licences	Financial institutions	Liabilities for the acquisition of a company	Refinancing and Amnesty Program	Other creditors	Total
Balance on December 31, 2023	13,596,039	3,721,589	1,300,686	—	88,888	—	30,025	18,737,227
Income, with effects on cash and cash equivalents	—	—	—	—	—	—	83,084	83,084
Income, excluding cash and cash equivalents	4,774,379	—	—	—	—	484,654	—	5,259,033
Exchange variation (Note 28.)	—	—	—	—	—	—	2,598	2,598
Financial charges (Note 28.)	1,630,993	417,048	54,587	73	7,458	21,443	9,759	2,141,361
Business combination – IPNET (Note 1.c.3.)	—	—	—	5,563	163,792	—	—	169,355
Write-offs (cancellation of contracts)	(69,121)	—	—	—	—	—	—	(69,121)
Write-offs (payments), principal	(3,081,545)	—	(331,687)	(750)	(22,927)	(58,130)	—	(3,495,039)
Write-offs (payments), financial charges	(1,600,192)	(443,423)	(18,616)	—	(3,862)	(3,605)	(8,323)	(2,078,021)
Other changes	(3,947)	—	—	—	—	—	—	(3,947)
Balance on December 31, 2024	15,246,606	3,695,214	1,004,970	4,886	233,349	444,362	117,143	20,746,530
Income, with effects on cash and cash equivalents	—	—	—	—	—	—	20,000	20,000
Income, excluding cash and cash equivalents	3,700,137	—	—	—	—	129,766	166,215	3,996,118
Exchange variation (Note 28.)	—	—	—	—	—	—	243	243
Financial charges (Note 28.)	1,703,845	431,942	97,926	648	16,300	40,489	33,902	2,325,052
Settlement by offsetting judicial deposit (Note 10)	—	—	—	—	—	(38,745)	—	(38,745)
Business combination – Samauma (Note 1.c.1)	—	—	—	12,659	44,451	—	—	57,110
Business combination – FiBrasil (Note 1.c.2)	82,533	904,164	—	—	—	—	—	986,697
Business combination – CyberCo Brasil (Note 1.c.6)	—	—	—	—	16,332	—	—	16,332
Write-offs (cancellation of contracts)	(221,877)	—	—	—	—	—	—	(221,877)
Write-offs (payments), principal	(3,322,031)	(1,500,000)	(46,437)	(13,746)	(30,509)	(135,711)	(183,590)	(5,232,024)
Write-offs (payments), financial charges	(1,756,359)	(464,355)	(22,495)	(773)	(3,624)	(34,856)	(26,293)	(2,308,755)
Balance on December 31, 2025	15,432,854	3,066,965	1,033,964	3,674	276,299	405,305	127,620	20,346,681